Consolidated portfolio of investments—June 30, 2023 (unaudited)
Consolidated portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 14.25%
GNMA%%	3.00%	7-1-2053	$1,720,000	$1,536,780
GNMA	5.00	6-20-2053	3,835,000	3,769,495
GNMA%%	5.50	7-1-2053	6,190,000	6,160,984
GNMA%%	6.00	7-1-2053	8,265,000	8,319,885
GNMA%%	6.50	7-20-2053	3,870,000	3,938,027
Total agency securities (Cost $23,816,837)				23,725,171
Asset-backed securities: 18.10%
ACHV ABS Trust Series 2023-1PL Class A144A	6.42	3-18-2030	344,493	344,567
ACM Auto Trust Series 2022-1A Class C144A	5.48	4-20-2029	696,990	693,662
ACM Auto Trust Series 2023-1A Class A144A	6.61	1-22-2030	447,538	446,914
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	451,219	398,536
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	152,114	142,024
Arm Master Trust LLC Series 2023-T1 Class A	6.56	2-17-2025	800,000	797,454
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	318,663	297,174
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	696,187	628,048
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	858,766	746,744
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month +1.26%)144A±	6.36	8-19-2038	1,065,000	1,029,538
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	977,500	832,025
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (3 Month LIBOR +3.35%)144A±	8.60	4-20-2034	1,000,000	945,454
Carlyle U.S. CLO Ltd. Series 2017-2A Class A2R (3 Month LIBOR +1.60%)144A±	6.85	7-20-2031	750,000	730,422
CIFC Funding Ltd. Series 2018-1A Class B (3 Month LIBOR +1.40%)144A±	6.66	4-18-2031	1,000,000	966,885
Coinstar Funding LLC Series 2017-1A Class A2144A	5.22	4-25-2047	1,048,100	879,920
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	56,703
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class C144A	4.70	12-15-2026	80,768	80,692
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	1,320,000	1,267,756
Driven Brands Funding, LLC Series 2019-2A Class A2144A	3.98	10-20-2049	337,750	306,341
Dryden 50 Senior Loan Fund Series 2017-50A Class C (3 Month LIBOR +2.25%)144A±	7.51	7-15-2030	1,000,000	967,246
FIGRE Trust Series 2023-HE1 Class A	5.85	3-25-2053	655,736	641,775
Foundation Finance Trust Series 2019-1A Class A144A	3.86	11-15-2034	105,405	103,601
FS Rialto Issuer LLC Series 2021-FL3 Class B (1 Month LIBOR +1.80%)144A±	6.96	11-16-2036	1,000,000	961,691
Gracie Point International Funding Series 2022-2A Class A (30 Day Average U.S. SOFR +2.75%)144A±	7.79	7-1-2024	595,000	595,399
JFIN CLO Ltd. Series 2017-2A Class BR (3 Month LIBOR +1.60%)144A±	7.11	9-20-2029	1,000,000	975,136
Jonah Energy Abs I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	610,027	597,821
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	295,202	267,136
Longtrain Leasing III LLC Series 2015-1A Class A2144A	4.06	1-15-2045	1,555,563	1,469,252
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund  | 1

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Madison Park Funding XXIX Ltd. Series 2018-29A Class B (3 Month LIBOR +1.75%)144A±	7.01%	10-18-2030	$700,000	$686,566
MF1 Ltd. Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%)144A±	6.42	2-19-2037	1,000,000	975,000
MF1 Ltd. Series 2021-FL7 Class C (1 Month LIBOR +2.05%)144A±	7.21	10-16-2036	1,000,000	933,556
Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017- 25A Class BR (3 Month LIBOR +1.35%)144A±	6.61	10-18-2029	250,000	241,953
Octane Receivables Trust Series 2020-1A Class B144A	1.98	6-20-2025	765,000	751,585
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	163,593	162,667
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	160,000	158,060
OnDeck Asset Securitization Trust III LLC Series 2021-1A Class A144A	1.59	5-17-2027	725,000	692,481
Oxford Finance Funding LLC Series 2019-1A Class A2144A	4.46	2-15-2027	163,243	162,413
Pagaya AI Debt Selection Trust Series 2021-3 Class B144A	1.74	5-15-2029	999,946	957,522
Pagaya AI Debt Trust Series 2023-1 Class A144A	7.56	7-15-2030	1,675,034	1,677,169
SMB Private Education Loan Trust Series 2015-C Class C144A	4.50	9-17-2046	970,000	899,984
SoFi Professional Loan Program LLC Series 2017-E Class B144A	3.49	11-26-2040	300,000	283,568
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1	6.19	6-20-2053	499,792	490,109
Taco Bell Funding LLC Series 2021-1A Class A2I144A	1.95	8-25-2051	778,150	668,991
Taco Bell Funding LLC Series 2016-1A Class A23144A	4.97	5-25-2046	1,410,000	1,354,687
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	354,600	306,119
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	687,750	572,716
Total asset-backed securities (Cost $31,710,770)				30,145,062

	Shares
Common stocks: 0.03%
Consumer discretionary: 0.03%
Hotels, restaurants & leisure: 0.03%
Royal Caribbean Cruises Ltd.†	535	55,501
Total common stocks (Cost $62,135)		55,501

			Principal
Corporate bonds and notes: 22.20%
Basic materials: 0.40%
Chemicals: 0.40%
Westlake Corp.	1.63	7-17-2029	$750,000	670,975
Communications: 2.12%
Internet: 0.61%
Arches Buyer, Inc.144A	6.13	12-1-2028	400,000	344,740
Cablevision Lightpath LLC144A	5.63	9-15-2028	100,000	74,080
MercadoLibre, Inc.	3.13	1-14-2031	750,000	597,821
				1,016,641
See accompanying consolidated notes to portfolio of investments
2 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 1.42%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25%	1-15-2034	$500,000	$377,884
CSC Holdings LLC144A	4.63	12-1-2030	500,000	222,468
DISH Network Corp.144A	11.75	11-15-2027	245,000	239,098
Gray Escrow II, Inc.144A	5.38	11-15-2031	1,000,000	662,788
Scripps Escrow II, Inc.144A	5.38	1-15-2031	545,000	384,115
Scripps Escrow, Inc.144A	5.88	7-15-2027	125,000	101,183
Townsquare Media, Inc.144A	6.88	2-1-2026	400,000	382,523
				2,370,059
Telecommunications: 0.09%
CommScope Technologies LLC144A	5.00	3-15-2027	200,000	139,213
Consumer, cyclical: 2.86%
Airlines: 1.31%
Delta Air Lines Pass-Through Trust Series 2015-1 Class B	4.25	1-30-2025	398,528	397,367
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	600,000	601,498
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	300,000	302,266
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	5-15-2027	739,832	690,005
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	4-15-2029	194,044	192,378
				2,183,514
Auto manufacturers: 0.52%
Ford Motor Credit Co. LLC	4.39	1-8-2026	175,000	165,621
Ford Motor Credit Co. LLC	5.11	5-3-2029	275,000	255,037
General Motors Financial Co., Inc. Series C (5 Year Treasury Constant Maturity +5.00%)ʊ±	5.70	9-30-2030	500,000	438,922
				859,580
Auto parts & equipment: 0.05%
Adient Global Holdings Ltd.144A	3.50	8-15-2024	76,969	82,293
Leisure time: 0.32%
Carnival Corp.144A	10.50	6-1-2030	500,000	530,439
Retail: 0.66%
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	500,000	465,526
Michaels Cos., Inc.144A	7.88	5-1-2029	345,000	232,457
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	435,000	404,894
				1,102,877
Consumer, non-cyclical: 2.34%
Biotechnology: 0.03%
Amgen, Inc.	5.65	3-2-2053	30,000	30,381
Amgen, Inc.	5.75	3-2-2063	20,000	20,289
				50,670
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund  | 3

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services: 1.46%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00%	6-1-2029	$650,000	$479,639
CoreCivic, Inc.	8.25	4-15-2026	910,000	918,281
Howard University Series 22A	5.21	10-1-2052	90,000	76,549
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	105,000	89,505
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	290,000	218,225
Sabre Global, Inc.144A	9.25	4-15-2025	17,000	15,854
Sabre Global, Inc.144A	11.25	12-15-2027	750,000	635,625
				2,433,678
Healthcare-products: 0.49%
Danaher Corp.	2.50	3-30-2030	800,000	811,224
Healthcare-services: 0.36%
Air Methods Corp.144A	8.00	5-15-2025	75,000	563
DaVita, Inc.144A	3.75	2-15-2031	500,000	399,766
Select Medical Corp.144A	6.25	8-15-2026	205,000	201,479
				601,808
Energy: 2.80%
Energy-alternate sources: 0.39%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	400,000	315,000
TerraForm Power Operating LLC144A	4.75	1-15-2030	369,000	325,643
				640,643
Oil & gas: 1.20%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	500,000	491,250
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	480,000	435,642
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	55,000	49,802
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	555,000	494,714
Occidental Petroleum Corp.	6.45	9-15-2036	420,000	431,046
Southwestern Energy Co.	4.75	2-1-2032	100,000	88,133
				1,990,587
Oil & gas services: 0.51%
Bristow Group, Inc.144A	6.88	3-1-2028	500,000	475,001
Oceaneering International, Inc.	6.00	2-1-2028	400,000	378,940
				853,941
Pipelines: 0.70%
Buckeye Partners LP	5.85	11-15-2043	100,000	74,000
EnLink Midstream LLC	5.38	6-1-2029	220,000	209,596
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	91,742
Rockies Express Pipeline LLC144A	6.88	4-15-2040	340,000	306,854
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	95,000	83,695
Venture Global LNG, Inc.144A	8.38	6-1-2031	400,000	403,267
				1,169,154
See accompanying consolidated notes to portfolio of investments
4 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 8.46%
Banks: 3.87%
Bank of America Corp. (U.S. SOFR +0.96%)±	1.73%	7-22-2027	$1,000,000	$892,765
Bank of America Corp. (U.S. SOFR +1.33%)±	2.97	2-4-2033	600,000	500,176
Bank of America Corp. Series DD (U.S. SOFR 3 Month +4.81%)ʊ±	6.30	3-10-2026	265,000	264,271
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity +3.42%)ʊ±	3.88	2-18-2026	425,000	355,937
Goldman Sachs Group, Inc. (U.S. SOFR +1.25%)±	2.38	7-21-2032	750,000	600,749
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity +2.97%)ʊ±	3.80	5-10-2026	550,000	440,137
HSBC USA, Inc.	5.63	3-17-2025	800,000	796,429
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month +3.13%)ʊ±	4.60	2-1-2025	500,000	466,250
JPMorgan Chase & Co. Series R (U.S. SOFR 3 Month +3.56%)ʊ±	6.00	8-1-2023	100,000	100,072
JPMorgan Chase & Co. Series Q (3 Month LIBOR +3.25%)ʊ±	8.55	8-1-2023	350,000	351,313
Morgan Stanley (U.S. SOFR +1.29%)±	2.94	1-21-2033	1,500,000	1,246,841
PNC Financial Services Group, Inc. Series S (U.S. SOFR 3 Month +3.56%)ʊ±	5.00	11-1-2026	250,000	214,923
PNC Financial Services Group, Inc. Series W (7 Year Treasury Constant Maturity +2.81%)ʊ±	6.25	3-15-2030	250,000	224,438
				6,454,301
Diversified financial services: 0.67%
Enact Holdings, Inc.144A	6.50	8-15-2025	400,000	392,931
Navient Corp.	5.00	3-15-2027	70,000	62,623
PRA Group, Inc.144A	5.00	10-1-2029	665,000	503,372
Toll Road Investors Partnership II LP Series 1999B144A¤	0.00	2-15-2027	200,000	155,746
				1,114,672
Insurance: 1.74%
BroadStreet Partners, Inc.144A	5.88	4-15-2029	750,000	650,655
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	200,000	166,387
Maple Grove Funding Trust I144A	4.16	8-15-2051	900,000	628,776
MetLife, Inc.	6.40	12-15-2066	1,200,000	1,197,656
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	45,000	32,583
Prudential Financial, Inc. (5 Year Treasury Constant Maturity +3.04%)±	3.70	10-1-2050	270,000	227,726
				2,903,783
Investment Companies: 0.51%
Owl Rock Capital Corp.	2.63	1-15-2027	1,000,000	848,860
REITS: 1.67%
Brandywine Operating Partnership LP	7.55	3-15-2028	485,000	436,369
EPR Properties	3.75	8-15-2029	500,000	406,467
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2031	1,000,000	864,560
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	120,000	113,315
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund  | 5

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
REITS (continued)
MPT Operating Partnership LP/MPT Finance Corp.	3.50%	3-15-2031		$500,000	$344,509
Starwood Property Trust, Inc.144A	4.38	1-15-2027		300,000	258,375
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044		500,000	350,788
					2,774,383
Industrial: 0.93%
Aerospace/defense: 0.16%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029		250,000	267,644
Building materials: 0.28%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028		500,000	472,497
Machinery-diversified: 0.05%
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027		95,000	87,768
Miscellaneous manufacturing: 0.28%
General Electric Co. Series D (3 Month LIBOR +3.33%)ʊ±	8.88	9-15-2023		459,000	458,999
Packaging & containers: 0.16%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030		300,000	264,817
Technology: 0.60%
Software: 0.60%
Oracle Corp.	2.88	3-25-2031		190,000	162,205
Oracle Corp.	6.90	11-9-2052		750,000	841,776
					1,003,981
Utilities: 1.69%
Electric: 1.69%
Duke Energy Corp.	3.10	6-15-2028		200,000	205,552
Duke Energy Corp.	3.85	6-15-2034		400,000	397,837
NRG Energy, Inc.144A	4.45	6-15-2029		1,500,000	1,325,773
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025		15,480	15,364
Oglethorpe Power Corp.	4.25	4-1-2046		400,000	296,129
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		300,000	274,000
Southern Co. Series B (5 Year Treasury Constant Maturity +3.73%)±	4.00	1-15-2051		330,000	305,191
					2,819,846
Total corporate bonds and notes (Cost $40,821,283)					36,978,847
Foreign corporate bonds and notes: 8.07%
Communications: 0.69%
Media: 0.37%
Tele Columbus AG144A	3.88	5-2-2025	EUR	510,000	372,863
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	300,000	240,256
					613,119
See accompanying consolidated notes to portfolio of investments
6 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications: 0.32%
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%)ʊ±	2.88%	5-27-2026	EUR	575,000	$530,971
Consumer, cyclical: 2.11%
Auto manufacturers: 0.32%
Stellantis NV	2.00	3-20-2025	EUR	500,000	526,457
Auto parts & equipment: 0.54%
Faurecia SE	7.25	6-15-2026	EUR	800,000	906,787
Distribution/wholesale: 0.65%
Azelis Finance NV144A	5.75	3-15-2028	EUR	1,000,000	1,091,336
Entertainment: 0.60%
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	350,000	408,085
International Game Technology PLC144A	3.50	6-15-2026	EUR	350,000	368,076
Lottomatica SpA144A	6.25	7-15-2025	EUR	200,000	221,514
					997,675
Consumer, non-cyclical: 2.09%
Agriculture: 0.41%
BAT International Finance PLC	2.25	1-16-2030	EUR	750,000	683,028
Commercial services: 0.37%
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	406,983
Verisure Holding AB144A	9.25	10-15-2027	EUR	175,000	202,895
					609,878
Food: 0.89%
Casino Guichard Perrachon SA	3.58	2-7-2025	EUR	400,000	21,824
Iceland Bondco PLC144A	4.38	5-15-2028	GBP	1,000,000	996,035
Sigma Holdco BV144A	5.75	5-15-2026	EUR	500,000	470,853
					1,488,712
Pharmaceuticals: 0.42%
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%)±	2.38	11-12-2079	EUR	700,000	708,462
Financial: 2.19%
Banks: 1.50%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%)ʊ±	4.75	9-22-2027	EUR	500,000	459,668
Deutsche Bank AG (3 Month EURIBOR +2.95%)±	5.00	9-5-2030	EUR	700,000	734,555
Deutsche Pfandbriefbank AG (EURIBOR ICE Swap Rate 11:00am +2.75%)±	4.68	6-28-2027	EUR	400,000	337,181
Permanent TSB Group Holdings PLC (EUR Swap Annual (vs. 6Month EURIBOR) 1 Year +2.55%)±	2.13	9-26-2024	EUR	600,000	649,096
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +1.60%)±	1.38	6-17-2033	EUR	400,000	321,363
					2,501,863
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund  | 7

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.47%
Aedas Homes Opco SLU144A	4.00%	8-15-2026	EUR	500,000	$506,044
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%)±	3.88	10-5-2078	EUR	251,000	271,591
					777,635
REITS: 0.22%
Unibail-Rodamco-Westfield SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.68%)ʊ±	2.13	7-31-2023	EUR	400,000	366,416
Government securities: 0.46%
Multi-national: 0.46%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	220,178
International Finance Corp.	6.30	11-25-2024	INR	45,000,000	541,955
					762,133
Industrial: 0.53%
Engineering & construction: 0.26%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	500,000	428,380
Packaging & containers: 0.27%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	500,000	452,194
Total foreign corporate bonds and notes (Cost $15,718,671)					13,445,046
Foreign government bonds: 14.17%
Brazil Letras do Tesouro Nacional¤	0.00	1-1-2024	BRL	7,000,000	1,377,092
Brazil Letras do Tesouro Nacional¤	0.00	7-1-2024	BRL	8,000,000	1,497,331
Brazil Notas do Tesouro Nacional	10.00	1-1-2027	BRL	3,100,000	643,538
Bundesobligation##	1.30	10-15-2027	EUR	7,330,000	7,568,435
French Republic Government Bonds OAT##	0.75	2-25-2028	EUR	7,535,000	7,455,064
Indonesia Treasury Bonds	6.50	6-15-2025	IDR	13,500,000,000	910,902
Malaysia Government Bonds	3.88	3-14-2025	MYR	7,255,000	1,566,549
Russia Federal Bonds - OFZ†	6.50	2-28-2024	RUB	35,000,000	224,078
Spain Government Bonds144A	0.00	1-31-2028	EUR	2,495,000	2,350,536
Total foreign government bonds (Cost $23,764,788)					23,593,525

	Shares
Investment companies: 2.76%
Exchange-traded funds: 2.76%
VanEck J. P. Morgan EM Local Currency Bond ETF	46,200	1,180,872
Xtrackers USD High Yield Corporate Bond ETF	98,800	3,408,600
Total investment companies (Cost $4,688,690)		4,589,472
See accompanying consolidated notes to portfolio of investments
8 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 1.97%
Communications: 0.53%
Media: 0.53%
Charter Communications Operating LLC (U.S. SOFR 3 Month +1.75%)±	6.80%	4-30-2025	$476,070	$475,528
DirecTV Financing LLC (1 Month LIBOR +5.00%)±	10.22	8-2-2027	337,000	329,090
Gray Television, Inc. (U.S. SOFR 1 Month +2.50%)±	7.77	1-2-2026	84,964	83,305
				887,923
Consumer, cyclical: 0.50%
Airlines: 0.50%
American Airlines, Inc. (3 Month LIBOR +4.75%)±	10.00	4-20-2028	266,000	271,320
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%)±	10.76	6-21-2027	540,000	560,363
				831,683
Consumer, non-cyclical: 0.45%
Commercial services: 0.37%
Geo Group, Inc. (U.S. SOFR 1 Month +7.13%)±	12.23	3-23-2027	514,358	521,431
MPH Acquisition Holdings LLC (3 Month LIBOR +4.25%)±	9.73	9-1-2028	98,496	87,644
				609,075
Healthcare-services: 0.08%
Surgery Center Holdings, Inc. (1 Month LIBOR +3.75%)±	8.90	8-31-2026	139,020	138,751
Energy: 0.40%
Pipelines: 0.40%
AL NGPL Holdings LLC (3 Month LIBOR +3.75%)±	8.92	4-13-2028	357,162	353,769
GIP II Blue Holding LP (U.S. SOFR 1 Month +4.50%)±	9.72	9-29-2028	317,522	317,976
				671,745
Financial: 0.04%
Insurance: 0.04%
Asurion LLC (U.S. SOFR 1 Month +5.25%)±	10.51	1-31-2028	75,000	63,610
Industrial: 0.05%
Machinery-diversified: 0.05%
Vertical U.S. Newco, Inc. (6 Month LIBOR +3.50%)±	8.60	7-30-2027	87,394	86,531
Total loans (Cost $3,270,746)				3,289,318
Municipal obligations: 0.08%
Illinois: 0.02%
GO revenue: 0.02%
City of Chicago Refunding Bonds Taxable Project Series E	6.05	1-1-2029	40,000	40,132
Kansas: 0.02%
Health revenue: 0.02%
Kansas Development Finance Authority Village Shalom Obligated Group Series B	4.00	11-15-2025	25,000	23,583
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund  | 9

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 0.04%
Education revenue: 0.04%
Maryland Health & Higher Educational Facilities Authority Green Street Academy, Inc. Series B144A	6.75%	7-1-2023	$65,000	$64,999
Total municipal obligations (Cost $129,485)				128,714
Non-agency mortgage-backed securities: 9.36%
Affirm Asset Securitization Trust Series 2021-B Class A144A	1.03	8-17-2026	1,010,000	982,525
AFN ABSPROP001 LLC Series 2019-1A Class A2144A	4.46	5-20-2049	692,566	567,533
Apidos CLO XXXI Series 2019-31A Class DR (3 Month LIBOR +3.10%)144A±	8.36	4-15-2031	500,000	475,027
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%)144A±	7.09	10-15-2036	550,000	525,161
BX Trust Series 2019-OC11 Class D144A±±	4.08	12-9-2041	500,000	415,357
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	702,801
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	367,103
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	1,000,000	909,709
COLT Mortgage Loan Trust Series 2022-7 Class A1144Aøø	5.16	4-25-2067	442,132	430,357
FIGRE Trust Series 2023-HE2 Class A	6.51	5-25-2053	437,299	436,277
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	560,630	556,296
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%)144A±	7.94	1-25-2030	207,957	192,971
FREMF Mortgage Trust Series 2017-K724 Class B144A±±	3.60	12-25-2049	400,000	394,470
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%)144A±	6.59	11-15-2032	1,600,000	1,575,826
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	458,758
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.45	5-25-2067	1,130,000	950,371
JP Morgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	443,132	323,856
Med Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%)144A±	6.64	11-15-2038	995,224	960,268
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	1,000,000	785,907
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	93,760	81,362
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,195,000	961,524
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	136,432	129,492
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	700,000	372,335
TRK Trust Series 2021-INV2 Class A2144A±±	2.12	11-25-2056	823,043	672,293
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	90,727	75,821
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	360,687	316,969
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,172,324	961,919
Total non-agency mortgage-backed securities (Cost $17,331,601)				15,582,288
See accompanying consolidated notes to portfolio of investments
10 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 1.93%
U.S. Treasury Bonds##	2.25%	2-15-2052	$3,485,000	$2,518,457
U.S. Treasury Bonds##	2.38	5-15-2051	45,000	33,456
U.S. Treasury Bonds##	3.00	2-15-2049	150,000	126,850
U.S. Treasury Bonds##	3.25	5-15-2042	565,000	504,174
U.S. Treasury Bonds##	4.00	11-15-2052	35,000	35,952
Total U.S. Treasury securities (Cost $3,756,074)				3,218,889
Yankee corporate bonds and notes: 9.39%
Basic materials: 0.14%
Chemicals: 0.14%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	235,000	230,891
Communications: 0.19%
Internet: 0.19%
Prosus NV144A	4.03	8-3-2050	500,000	314,159
Consumer, cyclical: 0.64%
Airlines: 0.32%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	500,000	536,250
Leisure time: 0.32%
Royal Caribbean Cruises Ltd.144A	5.50	8-31-2026	125,000	118,514
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	95,000	88,591
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	300,000	326,232
				533,337
Consumer, non-cyclical: 0.73%
Beverages: 0.53%
Coca-Cola Icecek AS144A	4.50	1-20-2029	1,000,000	890,000
Pharmaceuticals: 0.20%
Pfizer Investment Enterprises Pte. Ltd.	4.45	5-19-2028	330,000	324,354
Energy: 1.56%
Oil & gas: 0.29%
BP Capital Markets PLC (5 Year Treasury Constant Maturity +4.40%)ʊ±	4.88	3-22-2030	325,000	295,425
Petroleos Mexicanos	6.70	2-16-2032	250,000	190,089
				485,514
Pipelines: 1.27%
Enbridge, Inc.	5.70	3-8-2033	1,000,000	1,013,732
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity +5.31%)±	5.75	7-15-2080	1,000,000	903,129
Northriver Midstream Finance LP144A	5.63	2-15-2026	220,000	205,127
				2,121,988
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund  | 11

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 5.56%
Banks: 4.41%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%)144Aʊ±	5.88%	1-24-2027	$750,000	$638,438
BNP Paribas SA (5 Year Treasury Constant Maturity +4.90%)144Aʊ±	7.75	8-16-2029	400,000	387,160
Credit Agricole SA (USD Swap Semi Annual (vs. 3Month LIBOR) 5 Year +6.19%)144Aʊ±	8.13	12-23-2025	1,000,000	1,001,250
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%)±	4.88	12-1-2032	275,000	232,207
HSBC Holdings PLC (U.S. SOFR 3 Month +1.87%)±	3.97	5-22-2030	590,000	529,810
Intesa Sanpaolo SpA144A	5.71	1-15-2026	635,000	604,539
Macquarie Group Ltd. (U.S. SOFR +2.21%)144A±	5.11	8-9-2026	1,000,000	985,433
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity +1.63%)±	5.44	2-22-2034	400,000	398,499
NatWest Group PLC (5 Year Treasury Constant Maturity +5.63%)ʊ±	6.00	12-29-2025	400,000	370,000
Societe Generale SA (1 Year Treasury Constant Maturity +3.20%)144A±	6.22	6-15-2033	1,000,000	930,923
UBS Group AG (5 Year Treasury Constant Maturity +3.40%)144Aʊ±	4.88	2-12-2027	200,000	160,110
UBS Group AG (U.S. SOFR +5.02%)144A±	9.02	11-15-2033	500,000	599,319
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%)144A±	5.46	6-30-2035	600,000	509,190
				7,346,878
Diversified financial services: 0.69%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	175,000	154,946
CI Financial Corp.	4.10	6-15-2051	780,000	473,865
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	500,000	506,970
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	600,000	18,000
				1,153,781
Insurance: 0.46%
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity +3.58%)144A±	5.00	4-2-2049	800,000	764,000
Government securities: 0.10%
Multi-national: 0.10%
African Export-Import Bank144A	3.80	5-17-2031	200,000	160,488
Industrial: 0.14%
Trucking & leasing: 0.14%
Fly Leasing Ltd.144A	7.00	10-15-2024	265,000	237,758
See accompanying consolidated notes to portfolio of investments
12 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.33%
Electric: 0.33%
Comision Federal de Electricidad144A	3.35%	2-9-2031	$200,000	$157,585
Comision Federal de Electricidad144A	3.88	7-26-2033	500,000	385,304
				542,889
Total yankee corporate bonds and notes (Cost $17,472,174)				15,642,287
Yankee government bonds: 1.97%
Bahamas Government International Bonds144A	6.00	11-21-2028	785,000	626,038
Bermuda Government International Bonds144A	5.00	7-15-2032	200,000	195,000
Colombia Government International Bonds	7.50	2-2-2034	550,000	537,583
Dominican Republic International Bonds144A	4.50	1-30-2030	200,000	175,030
Dominican Republic International Bonds144A	4.88	9-23-2032	200,000	169,979
Dominican Republic International Bonds144A	5.50	2-22-2029	200,000	186,884
Dominican Republic International Bonds144A	7.05	2-3-2031	200,000	199,197
Mexico Government International Bonds	6.35	2-9-2035	345,000	362,696
Oman Government International Bonds144A	6.25	1-25-2031	300,000	303,972
Provincia de Cordoba144Aøø	6.88	12-10-2025	212,062	159,046
Provincia de Cordoba144A¥	6.88	2-1-2029	557,619	362,452
Total yankee government bonds (Cost $3,531,020)				3,277,877

		Yield	Shares
Short-term investments: 5.24%
Investment companies: 5.24%
Allspring Government Money Market Fund Select Class♠∞*##		5.02	8,721,770	8,721,770
Total short-term investments (Cost $8,721,770)				8,721,770
Total investments in securities (Cost $194,796,044)	109.52%			182,393,767
Other assets and liabilities, net	(9.52)			(15,850,701)
Total net assets	100.00%			$166,543,066

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund  | 13

Consolidated portfolio of investments—June 30, 2023 (unaudited)

Abbreviations:
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,279,572	$62,372,917	$(62,930,720)	$0	$0	$8,721,769	8,721,769	$294,903
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	769,598	17,029,127	(17,798,723)	(2)	0	0	0	39,136 [1]
				$(2)	$0	$8,721,769		$334,039

[1]	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	31,752,577	EUR	29,564,398	Citibank National Association	9-29-2023	$0	$(646,223)
USD	327,938	EUR	311,073	Citibank National Association	9-29-2023	0	(12,958)
USD	723,030	EUR	660,000	Citibank National Association	9-29-2023	0	(246)
USD	940,500	GBP	755,000	Citibank National Association	9-29-2023	0	(18,532)
USD	530,354	IDR	7,950,000,000	Morgan Stanley Incorporated	9-29-2023	445	0
JPY	45,689,962	USD	327,938	Citibank National Association	9-29-2023	0	(7,036)
USD	1,594,234	MYR	7,300,000	Morgan Stanley Incorporated	9-29-2023	20,552	0
						$20,997	$(684,995)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	188	9-29-2023	$38,697,983	$38,228,625	$0	$(469,358)
5-Year U.S. Treasury Notes	129	9-29-2023	14,051,966	13,815,094	0	(236,873)
10-Year U.S. Treasury Notes	46	9-20-2023	5,249,597	5,164,219	0	(85,378)
See accompanying consolidated notes to portfolio of investments
14 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year Euro BUND Index	(40)	9-7-2023	$(5,898,085)	$(5,837,486)	$60,599	$0
					$60,599	$(791,609)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit iTraxx Europe Crossover *	5.00%	Quarterly	6-20-2026	EUR	3,000,000	$169,549	$266,922	$0	$(97,373)
Sell Protection
Markit CDX Emerging Markets Index *	1.00	Quarterly	6-20-2026	USD	920,000	(16,645)	(15,898)	0	(747)
Markit iTraxx Europe Subordinated Financial Index *	1.00	Quarterly	6-20-2026	EUR	12,000,000	(55,866)	(27,448)	0	(28,418)
								$0	$(126,538)

*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund  | 15

Notes to consolidated portfolio of investments—June 30, 2023 (unaudited)
Notes to consolidated portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or
16 | Allspring Income Plus Fund

Notes to consolidated portfolio of investments—June 30, 2023 (unaudited)
assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared with a central clearinghouse.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Allspring Income Plus Fund  | 17

Notes to consolidated portfolio of investments—June 30, 2023 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$23,725,171	$0	$23,725,171
Asset-backed securities	0	30,145,062	0	30,145,062
Common stocks
Consumer discretionary	55,501	0	0	55,501
Corporate bonds and notes	0	36,978,847	0	36,978,847
Foreign corporate bonds and notes	0	13,445,046	0	13,445,046
Foreign government bonds	0	23,593,525	0	23,593,525
Investment companies	4,589,472	0	0	4,589,472
Loans	0	3,289,318	0	3,289,318
Municipal obligations	0	128,714	0	128,714
Non-agency mortgage-backed securities	0	15,582,288	0	15,582,288
U.S. Treasury securities	3,218,889	0	0	3,218,889
Yankee corporate bonds and notes	0	15,642,287	0	15,642,287
Yankee government bonds	0	3,277,877	0	3,277,877
Short-term investments
Investment companies	8,721,770	0	0	8,721,770
	16,585,632	165,808,135	0	182,393,767
Forward foreign currency contracts	0	20,997	0	20,997
Futures contracts	60,599	0	0	60,599
Total assets	$16,646,231	$165,829,132	$0	$182,475,363

Liabilities
Forward foreign currency contracts	$0	$684,995	$0	$684,995
Futures contracts	791,609	0	0	791,609
Swap contracts	0	126,538	0	126,538
Total liabilities	$791,609	$811,533	$0	$1,603,142
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of June 30, 2023, $1,263,596 was segregated as cash collateral for swap contracts.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Income Plus Fund